UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05506

College and University Facility Loan Trust Two

(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA 02110

Address of principal executive offices) (Zip code)

Laura S Cawley

US Bank Corporate Trust Services

One Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-603-6452

Date of fiscal year end: November 30

Date of reporting period: August 31, 2014

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2014

(Dollar Amounts in Thousands)

Outstanding Principal Balance	Description	Stated Interest Rate %	Maturity Date	Effective Yield to Maturity % (A)	Amortized Cost
	COLLEGE AND UNIVERSITY LOANS (175%)
	------------ ALABAMA (15%)------------
$ 445	Alabama Agricultural and Mechanical University	3.000%	05/01/2018	10.27%	$387
665	Auburn University	3.000	12/01/2018	9.16	561

					948
	------------ CALIFORNIA (21%)------------
17	Azusa Pacific University	3.750	04/01/2015	10.88	16
938	California State University	3.000	11/01/2019	8.99	803
154	Lassen Junior College District	3.000	04/01/2020	10.27	124
480	University Student Co-Operative Association	3.000	04/01/2019	10.70	394

					1,337
	------------ DISTRICT OF COLUMBIA (53%)------------
1,133	Georgetown University	3.000	11/01/2020	10.36	911
3,030	Georgetown University	4.000	11/01/2020	10.52	2,504

					3,415
	------------ GEORGIA (3%)------------
198	Paine College	3.000	10/01/2016	10.45	180

					180
	------------ INDIANA (20%)------------
1,730	Vincennes University	3.000	06/01/2023	9.02	1,288

					1,288
	------------ IOWA (1%)------------
46	Simpson College	3.000	07/01/2016	10.58	40

					40
	------------ MARYLAND (2%)------------
15	Hood College	3.625	11/01/2014	10.54	15
91	Morgan State University	3.000	11/01/2014	10.56	90

					105
	------------ MISSISSIPPI (11%)------------
252	Millsaps College	3.000	11/01/2021	10.34	197
610	Mississippi State University	3.000	12/01/2020	9.64	480

					677
	------------ NEW JERSEY (7%)------------
450	Fairleigh Dickinson University	3.000	11/01/2017	10.39	398
87	Rider College	3.000	05/01/2017	10.70	77

					475
	------------ NEW Mexico (2%)------------
175	College of Santa Fe	3.000	10/01/2018	10.43	151

					151
	------------ NEW YORK (1%)------------
90	Daemen College	3.000	04/01/2016	10.77	82

					82
	------------ NORTH CAROLINA (3%)------------
100	Elizabeth City State University	3.000	10/01/2017	10.02	89
142	Saint Mary’s College	3.000	06/01/2020	10.14	112

					201
	------------ OHIO (2%)------------
60	Wittenberg University	3.000	05/01/2015	10.76	57
63	Wittenberg University	3.000	11/01/2017	10.39	56

					113

The accompanying notes are an integral part of this schedule.

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

(Unaudited)

August 31, 2014

(Dollar Amounts in Thousands)

(continued)

Outstanding Principal Balance		Description	Stated Interest Rate %	Maturity Date		Effective Yield to Maturity % (A)		Amortized Cost
		---------- OREGON (3%) ----------
$ 205		George Fox College	3.000%	07/01/2018		10.64%		$175

								175
		---------- PENNSYLVANIA (17%) ----------
25		Lycoming College	3.750	05/01/2015		10.62		24
986		Philadelphia College of Art	3.000	01/01/2022		10.62		729
28		Seton Hill College	3.625	11/01/2014		10.53		27
360		Villanova University	3.000	04/01/2019		10.70		295

								1,075
		---------- PUERTO RICO (5%) ----------
359		Inter American University of Puerto Rico	3.000	01/01/2017		10.94		315

								315
		---------- TENNESSEE (1%) ----------
58		Hiwassee College	3.000	09/15/2018		10.58		49

								49
		---------- TEXAS (3%) ----------
235		University of Saint Thomas	3.000	10/01/2019		10.41		194

								194
		---------- VIRGINIA (4%) ----------
18		Lynchburg College	3.750	05/01/2015		10.64		17
155		Lynchburg College	3.000	05/01/2018		10.68		133
90		Marymount University	3.000	05/01/2016		10.52		82

								232
		---------- WEST VIRGINIA (1%) ----------
80		Bethany College	3.000	11/01/2017		10.40		71

								71
		---------- WISCONSIN (2%) ----------
115		Marian College	3.000	10/01/2016		10.45		105

								105

	(B)	TOTAL COLLEGE & UNIVERSITY LOANS (175%)						11,228

		Allowance for Loan Losses (-2%)						(112)

		Net Loans of the Trust (173%)						11,116

		INVESTMENT AGREEMENTS (43%)
507		JPMorgan Chase Bank—Liquidity Fund	7.750	06/01/2018	(C)	7.750		507
2,238		JPMorgan Chase Bank—Revenue Fund	7.050	06/01/2018	(C)	7.050		2,238

		TOTAL INVESTMENT AGREEMENTS						2,745

		Total Investments (216%)					(B)	$13,861

		OTHER ASSETS, LESS LIABILITIES (-116%)						(7,445)

		NET ASSETS (100.0%)						$6,416

(A)	Represents the rate of return earned by the Trust based on the purchase discount and the accretion to maturity.
(B)	The tax basis of the Investments is approximately $16,430.
(C)	Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

The accompanying notes are an integral part of this schedule.

Item 2. Controls and Procedures

(a)	Not applicable to the registrant.

(b)	Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)	Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)	Annual Compliance Statement of the Servicer, Berkadia Commercial Mortgage LLC is attached.

3)	Berkadia Commercial Mortgage LLC reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ Laura S Cawley, Vice President

Date	October 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bryan Calder, Executive Vice President

Date	October 28, 2014

*	Print the name and title of each signing officer under his or her signature.